Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")	12 Months Ended
Dec. 31, 2017
Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) ( collectively, “IFRSs”)

a.	Amendments to IFRSs that are mandatorily effective for the current year

In the current year, the Group has applied the following new, revised or amended standards and interpretations that have been issued and effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)

Amendments to IFRSs	Annual Improvements to IFRSs: 2014-2016 Cycle	Note 2
Amendments to IAS 7	Disclosure Initiative	January 1, 2017
Amendments to IAS 12	Recognition of Deferred Tax Assets for Unrealized Losses	January 1, 2017

Note 1:      The aforementioned new, revised or amended standards and interpretations are effective for annual period beginning on or after the effective dates, unless specified otherwise.

Note 2:      The amendment to IFRS 12 is retrospectively applied for annual periods beginning on or after January 1, 2017; the amendment to IAS 28 is retrospectively applied for annual periods beginning on or after January 1, 2018.

Except the adoption of Amendments to IAS 7 which can be referred to Note 34e, the Group believes that the adoption of the aforementioned new, revised or amended standards and interpretations did not have a material effect on the Group’s accounting policies.

b.	New, revised or amended standards and interpretations in issue but not yet effective

The Group has not applied the following new, revised or amended standards and interpretations that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)

Amendments to IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
IFRS 9	Financial Instruments	January 1, 2018
Amendments to IFRS 9 and IFRS 7	Mandatory Effective Date of IFRS 9 and Transition Disclosures	January 1, 2018
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 15	Clarifications to IFRS15 Revenue from Contracts with Customers	January 1, 2018
IFRS 16	Leases	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019 (Note 2)
Amendments to IAS 40	Transfers of investment property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
Amendments to IAS 28	Long-term Interests in Associate and Joint Venture	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019

Note 1 :    The aforementioned new, revised or amended standards and interpretations are effective for annual period beginning on or after the effective dates, unless specified otherwise.

Note 2 :    The Group shall apply these amendments to plan amendments, curtailments or settlements occurring on or after January 1, 2019.

c.	Significant changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective

Except for the following, the Group believes that the adoption of the aforementioned new, revised or amended standards and interpretations will not have a material effect on the Group’s accounting policies. As of the date that the accompanying consolidated financial statements were authorized for issue, the Group continues in evaluating the impact on its financial position and financial performance as a result of the initial adoption of the below standards and interpretations. The related impact will be disclosed when the Group completes the evaluation.

1)	IFRS 9 “Financial Instruments” and related amendments

Classification, measurement and impairment of financial assets

With regards to financial assets, all recognized financial assets that are within the scope of IAS 39 “Financial Instruments: Recognition and Measurement” are subsequently measured at amortized cost or fair value. Under IFRS 9, the requirement for the classification of financial assets is stated below:

For the Group’s debt instruments that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, their classification and measurement are as follows:

a)	For debt instruments, if they are held within a business model whose objective is to collect the contractual cash flows, the financial assets are measured at amortized cost and are assessed for impairment continuously with any impairment loss recognized in profit or loss. Interest revenue is recognized in profit or loss by using the effective interest method;

b)	For debt instruments, if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, the financial assets are measured at fair value through other comprehensive income (FVTOCI) and are assessed for impairment. Interest revenue is recognized in profit or loss by using the effective interest method, and other gains or losses shall be recognized in other comprehensive income, except for impairment gains or losses and foreign exchange gains and losses. When the debt instruments are derecognized or reclassified, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss.

Except for above, all other financial assets are measured at fair value through profit or loss. However, the Group may make an irrevocable election to present subsequent changes in the fair value of an equity investment (that is not held for trading) in other comprehensive income, with only dividend income generally recognized in profit or loss. No subsequent impairment assessment is required, and the cumulative gain or loss previously recognized in other comprehensive income cannot be reclassified from equity to profit or loss.

The Group analyzed the facts and circumstances of its financial assets that exist at December 31, 2017 and performed the assessment of the impact of IFRS 9 on the classification and measurement of financial assets. Under IFRS 9:

a)	Unquoted shares and limited partnership classified as available-for-sale will be designated as at fair value through other comprehensive income and the fair value gains or losses accumulated in other equity will be transferred directly to retained earnings instead of being reclassified to profit or loss on disposal. Impairment losses previously recognized and accumulated in retained earnings will be adjusted by the Group to record an increase in retained earnings and a decrease in other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, since no subsequent impairment assessment is required under IFRS 9;

b)	Quoted shares classified as available-for-sale will be classified as at fair value through profit or loss under IFRS 9. Open-end mutual funds classified as available-for-sale will be classified as at fair value through profit or loss under IFRS 9 because the contractual cash flows are not solely payments of principal and interest on the principal outstanding and they are not equity instruments. The Group will reclassify unrealized gains or losses on available-for-sale financial assets in other equity to retained earnings;

c)	Time deposits with original maturity of over three months, pledged time deposits and guarantee deposits will be classified as measured at amortized cost under IFRS 9 because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is to collect the contractual cash flows; and

d)	Debt investments with no active market will be classified as at fair value through other comprehensive income under IFRS 9, because, on initial recognition, the contractual cash flows that are solely payments of principal and interest on the principal outstanding and these investments are held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets. The Group will adjust those debt investments and other equity, unrealized gains or losses on financial assets at fair value through other comprehensive income, based on their fair value;

IFRS 9 requires that impairment loss on financial assets to be recognized by using the “Expected Credit Losses Model”. A loss allowance is required for financial assets measured at amortized cost, investments in debt instruments measured at FVTOCI, lease receivables, contract assets arising from IFRS 15 “Revenue from Contracts with Customers”, certain written loan commitments and financial guarantee contracts. A loss allowance for the 12-month expected credit losses is required for a financial asset if its credit risk has not increased significantly since initial recognition. A loss allowance for full-lifetime expected credit losses is required for a financial asset if its credit risk has increased significantly since initial recognition and is not low. However, a loss allowance for full-lifetime expected credit losses is required for trade receivables that do not constitute a financing transaction.

For purchased or originated credit-impaired financial assets, the Group takes into account the expected credit losses on initial recognition in calculating the credit-adjusted effective interest rate. Subsequently, any changes in expected losses are recognized as a loss allowance with a corresponding gain or loss recognized in profit or loss.

In general, the Group anticipates that the application of the expected credit losses model of IFRS 9 will result in an earlier recognition of credit losses for financial assets.

The Group elects not to restate prior reporting periods when applying the requirements for the classification, measurement and impairment of financial assets under IFRS 9 with the cumulative effect of the initial application recognized at the date of initial application and will provide the disclosures related to the classification and the adjustment information upon initial application of IFRS 9.

The anticipated impact on assets, liabilities and equity of retrospective application of the requirements for the classification, measurement and impairment of financial assets on January 1, 2018 is set out below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
Impact on assets, liabilities and equity

Financial assets at fair value through profit or loss - current	$5,223,067	$89,159	$5,312,226
Available-for-sale financial assets - current	89,159	(89,159)	-
Investments accounted for using the equity method	48,753,751	(2,586)	48,751,165

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Financial assets at fair value through profit or loss - non-current	$-	$214,457	$214,457
Financial assets at fair value through other comprehensive income - non-current	-	1,988,549	1,988,549
Available-for-sale financial assets - non-current	1,123,006	(1,123,006)	-
Other financial assets－non-current	1,170,500	(1,000,000)	170,500

Total effect on assets	$56,359,483	$77,414	$56,436,897

Retained earnings	$73,718,545	$364,467	$74,083,012
Unrealized gain on equity investments at fair value through other comprehensive income	-	55,517	55,517
Unrealized gain on available-for-sale financial assets	422,570	(422,570)	-
Unrealized gain on debt investments at fair value through other comprehensive income	-	80,000	80,000

Total effect on equity	$74,141,115	$77,414	$74,218,529

(Concluded)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Impact on assets, liabilities and equity

Financial assets at fair value through profit or loss - current	$176,217	$3,008	$179,225
Available-for-sale financial assets - current	3,008	(3,008)	-
Investments accounted for using the equity method	1,644,863	(87)	1,644,776
Financial assets at fair value through profit or loss - non-current	-	7,235	7,235
Financial assets at fair value through other comprehensive income - non-current	-	67,090	67,090
Available-for-sale financial assets - non-current	37,888	(37,888)	-
Other financial assets－non-current	39,491	(33,738)	5,753

Total effect on assets	$1,901,467	$2,612	$1,904,079

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Retained earnings	$2,487,131	$12,297	$2,499,428
Unrealized gain on equity investments at fair value through other comprehensive income	-	1,873	1,873
Unrealized gain on available-for-sale financial assets	14,257	(14,257)	-
Unrealized gain on debt investments at fair value through other comprehensive income	-	2,699	2,699

Total effect on equity	$2,501,388	$2,612	$2,504,000

(Concluded)

Hedge accounting

The main changes in hedge accounting amended the application requirements for hedge accounting to better reflect the entity’s risk management activities. Compared with IAS 39, the main changes include: (1) enhancing types of transactions eligible for hedge accounting, specifically broadening the risk eligible for hedge accounting of non-financial items; (2) changing the way hedging cost of derivative instruments are accounted for to reduce profit or loss volatility; and (3) replacing retrospective effectiveness assessment with the principle of economic relationship between the hedging instrument and the hedged item.

The assessment of the Group’s current hedging relationships indicates that they will qualify as continuing hedging relationships upon application of IFRS 9.

2)	IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and will supersede IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations.

When applying IFRS 15, the Group recognizes revenue by applying the following steps:

—	Identify the contract with the customer;

—	Identify the performance obligations in the contract;

—	Determine the transaction price;

—	Allocate the transaction price to the performance obligations in the contracts; and

—	Recognize revenue when the Group satisfies a performance obligation.

The Group packages bare semiconductors into finished semiconductors and provides testing services according to customers’ agreed specifications. The Group’s aforementioned performances enhance semiconductors that customers control as semiconductors are enhanced; therefore the revenue generated from packaging and testing service will be recognized over time after the application of IFRS 15. Before the application of IFRS 15, the Group recognizes revenue when the significant risks and rewards of ownership of inventories have been transferred to customers.

The Group elects to retrospectively apply IFRS 15 to contracts that are not complete on January 1, 2018 and recognize the cumulative effect of retrospectively applying IFRS 15 in the retained earnings on January 1, 2018. In addition, the Group will disclose the difference between the amount that results from applying IFRS 15 and the amount that results from applying current standards for 2018.

The anticipated impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is detailed below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Inventories	$24,260,911	$(1,381,778)	$22,879,133
Contract assets - current	-	1,971,107	1,971,107
Investments accounted for using the equity method	48,753,751	40,139	48,793,890
Deferred tax assets	4,001,821	(7,287)	3,994,534

Total effect on assets	$77,016,483	$622,181	$77,638,664

Current tax liabilities	$7,619,328	$5,078	$7,624,406
Deferred tax liabilities	4,961,487	90,071	5,051,558

Total effect on liabilities	$12,580,815	$95,149	$12,675,964

Retained earnings	$73,718,545	$521,849	$74,240,394
Non-controlling interests	13,190,129	5,183	13,195,312

Total effect on equity	$86,908,674	$527,032	$87,435,706

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Inventories	$818,519	$(46,619)	$771,900
Contract assets - current	-	66,502	66,502
Investments accounted for using the equity method	1,644,863	1,354	1,646,217
Deferred tax assets	135,014	(246)	134,768

Total effect on assets	$2,598,396	$20,991	$2,619,387

Current tax liabilities	$257,062	$171	$257,233
Deferred tax liabilities	167,392	3,039	170,431

Total effect on liabilities	$424,454	$3,210	$427,664

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Retained earnings	$2,487,131	$17,606	$2,504,737
Non-controlling interests	445,011	175	445,186

Total effect on equity	$2,932,142	$17,781	$2,949,923

(Concluded)

3)	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17 and a number of related interpretations.

Under IFRS 16, if the Group is a lessee, it shall recognize right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for low-value and short-term leases. The Group may elect to apply the accounting method similar to the accounting for operating lease under IAS 17 to low-value and short-term leases. On the consolidated statements of comprehensive income, the Group should present the depreciation expense charged on the right-of-use asset separately from the interest expense accrued on the lease liabilities; interest is computed by using effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of the lease liabilities are classified within financing activities; cash payments for the interest portion are classified within operating activities.

The application of IFRS 16 is not expected to have a material impact on the accounting of the Group as lessor.

When IFRS 16 becomes effective, the Group may elect to apply this Standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of the initial application of this Standard recognized at the date of initial application.

4)	Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement ”

The amendments stipulate that, if a plan amendment, curtailment or settlement occurs, the current service cost and the net interest for the remainder of the annual reporting period are determined using the actuarial assumptions used for the remeasurement of the net defined benefit liabilities (assets). In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. The amendment shall be applied prospectively.

IFRS9 [member]
Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")

The anticipated impact on assets, liabilities and equity of retrospective application of the requirements for the classification, measurement and impairment of financial assets on January 1, 2018 is set out below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
Impact on assets, liabilities and equity

Financial assets at fair value through profit or loss - current	$5,223,067	$89,159	$5,312,226
Available-for-sale financial assets - current	89,159	(89,159)	-
Investments accounted for using the equity method	48,753,751	(2,586)	48,751,165

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Financial assets at fair value through profit or loss - non-current	$-	$214,457	$214,457
Financial assets at fair value through other comprehensive income - non-current	-	1,988,549	1,988,549
Available-for-sale financial assets - non-current	1,123,006	(1,123,006)	-
Other financial assets－non-current	1,170,500	(1,000,000)	170,500

Total effect on assets	$56,359,483	$77,414	$56,436,897

Retained earnings	$73,718,545	$364,467	$74,083,012
Unrealized gain on equity investments at fair value through other comprehensive income	-	55,517	55,517
Unrealized gain on available-for-sale financial assets	422,570	(422,570)	-
Unrealized gain on debt investments at fair value through other comprehensive income	-	80,000	80,000

Total effect on equity	$74,141,115	$77,414	$74,218,529

(Concluded)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)
Impact on assets, liabilities and equity

Financial assets at fair value through profit or loss - current	$176,217	$3,008	$179,225
Available-for-sale financial assets - current	3,008	(3,008)	-
Investments accounted for using the equity method	1,644,863	(87)	1,644,776
Financial assets at fair value through profit or loss - non-current	-	7,235	7,235
Financial assets at fair value through other comprehensive income - non-current	-	67,090	67,090
Available-for-sale financial assets - non-current	37,888	(37,888)	-
Other financial assets－non-current	39,491	(33,738)	5,753

Total effect on assets	$1,901,467	$2,612	$1,904,079

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Retained earnings	$2,487,131	$12,297	$2,499,428
Unrealized gain on equity investments at fair value through other comprehensive income	-	1,873	1,873
Unrealized gain on available-for-sale financial assets	14,257	(14,257)	-
Unrealized gain on debt investments at fair value through other comprehensive income	-	2,699	2,699

Total effect on equity	$2,501,388	$2,612	$2,504,000

Adoption of IFRS 15 [member]
Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")

The anticipated impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is detailed below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$

Inventories	$24,260,911	$(1,381,778)	$22,879,133
Contract assets - current	-	1,971,107	1,971,107
Investments accounted for using the equity method	48,753,751	40,139	48,793,890
Deferred tax assets	4,001,821	(7,287)	3,994,534

Total effect on assets	$77,016,483	$622,181	$77,638,664

Current tax liabilities	$7,619,328	$5,078	$7,624,406
Deferred tax liabilities	4,961,487	90,071	5,051,558

Total effect on liabilities	$12,580,815	$95,149	$12,675,964

Retained earnings	$73,718,545	$521,849	$74,240,394
Non-controlling interests	13,190,129	5,183	13,195,312

Total effect on equity	$86,908,674	$527,032	$87,435,706

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Inventories	$818,519	$(46,619)	$771,900
Contract assets - current	-	66,502	66,502
Investments accounted for using the equity method	1,644,863	1,354	1,646,217
Deferred tax assets	135,014	(246)	134,768

Total effect on assets	$2,598,396	$20,991	$2,619,387

Current tax liabilities	$257,062	$171	$257,233
Deferred tax liabilities	167,392	3,039	170,431

Total effect on liabilities	$424,454	$3,210	$427,664

(Continued)

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2018
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Retained earnings	$2,487,131	$17,606	$2,504,737
Non-controlling interests	445,011	175	445,186

Total effect on equity	$2,932,142	$17,781	$2,949,923